Annual Total Returns - Prospectus #1 - Calvert Core Bond Fund	Sep. 30, 2020
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2011	9.47%
2012	11.93%
2013	(5.47%)
2014	15.15%
2015	(3.92%)
2016	6.78%
2017	9.47%
2018	(5.73%)
2019	20.76%
2020	14.55%